American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 452 2173
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

December 5, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on November 30, 2011 of Registrant’s Pre-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor